Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026
C000130426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	17.22%		8.25%	10.27%
C000064721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	17.07%		8.13%	10.15%
C000064720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	14.80%	[1]	7.02%	9.03%
C000001288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	10.11%		6.66%	9.26%
C000001358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	18.77%		13.56%	13.45%
C000001360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	24.09%	[2]	14.05%	13.27%
C000001361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	26.33%		15.20%	14.42%
C000130427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	26.40%		15.25%	14.46%
C000174007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	37.26%		10.94%	19.09%
C000001371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	37.13%		10.88%	18.99%
C000001370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	34.74%	[3]	9.73%	17.79%
C000001368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	28.97%		9.34%	18.02%
Without Sales Load [Member] | C000064720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	15.78%		7.02%	9.03%
Without Sales Load [Member] | C000001288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	16.83%		7.93%	9.91%
Without Sales Load [Member] | C000001358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	26.02%		14.91%	14.13%
Without Sales Load [Member] | C000001360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	25.09%		14.05%	13.27%
Without Sales Load [Member] | C000001370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	35.74%		9.73%	17.79%
Without Sales Load [Member] | C000001368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	36.85%		10.64%	18.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	20.10%		11.80%	14.84%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index (broad-based index)
Average Annual Return, Percent	19.77%		12.10%	15.13%
NYSE Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® Technology Index
Average Annual Return, Percent	49.15%		17.85%	24.18%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (broad-based index)
Average Annual Return, Percent	20.38%		12.79%	15.37%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	24.55%		9.56%	10.53%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	29.72%		11.84%	11.76%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[3]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.